ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
ADDITIONAL CASH FLOW INFORMATION
ADDITIONAL CASH FLOW INFORMATION

24.ADDITIONAL CASH FLOW INFORMATION

		For the years ended
		December 31, 2024	December 31, 2023
		$	$
Grants receivable and other current assets	12	220	(147)
Deferred grants	12	(470)	170
Mining tax credits		(414)	(528)
Sales taxes receivable		(595)	911
Prepaid expenses		1,168	365
Restricted cash and deposits		(3,298)	699
Accounts payable and other	11	1,884	608
Total net change in working capital		(1,505)	2,078

Income tax received		1,110	—
Interest paid		73	70

Non-cash financing activities
Share issue costs included in accounts payable and accrued liabilities		689	—

Reconciliation of additions presented in the property, plant and equipment schedule to the net cash used in investing activities

	For the years ended
	December 31, 2024	December 31, 2023
	$	$
Additions of property, plant and equipment as per note 8	18,279	9,731
Non-cash decrease (increase) of the asset rehabilitation obligation	(458)	(18)
Borrowing costs included in Mine under construction	(2,079)	(825)
Share-based compensation capitalized (non-cash)	(361)	(508)
Grants recognized	21	76
Grants received	(125)	(4,024)
Accounts payable variation related to property, plant and equipment	(1,222)	5,641
Net cash flow used in investing activities - purchase of property, plant and equipment	14,055	10,073